Monetta Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS – 96.7%	Shares	Value
Capital Equipment - 6.3%
Aerospace & Defense - 1.4%
RTX Corp.	9,000	$1,090,440
		$–
Diversified Operations - 1.2%
General Electric Co.	5,000	942,900
		$–
Engineering & Construction - 1.1%
Quanta Services, Inc.	3,000	894,450
		$–
Machinery-Construction & Mining - 1.2%
Caterpillar, Inc.	2,500	977,800
		$–
Machinery-Miscellaneous - 1.4%
Ingersoll Rand, Inc.	12,000	1,177,920
Total Capital Equipment		5,083,510

Consumer Cyclical - 10.4%
Apparel Manufacturing - 1.1%
NIKE, Inc. - Class B	10,000	884,000
		$–
Automobile - 2.3%
General Motors Co.	15,000	672,600
Tesla, Inc. (a)	4,500	1,177,335
		1,849,935
Leisure Service - 6.0%
Netflix, Inc. (a)	3,000	2,127,810
Roku, Inc. (a)	10,000	746,600
Royal Caribbean Cruises Ltd.	6,000	1,064,160
Uber Technologies, Inc. (a)	11,000	826,760
		4,765,330
Media-Radio/TV - 1.0%
Walt Disney Co.	8,500	817,615
Total Consumer Cyclical		8,316,880

Energy - 1.1%
Oil & Gas-Integrated - 1.1%
Williams Cos., Inc.	20,000	913,000
Total Energy		913,000

Financial - 9.2%
Bank-Money Center - 5.5%
Goldman Sachs Group, Inc.	2,500	1,237,775
JPMorgan Chase & Co.	15,000	3,162,900
		4,400,675
Finance-Miscellaneous - 2.5%
MasterCard, Inc. - Class A	2,400	1,185,120
Visa, Inc. - Class A	3,000	824,850
		2,009,970
Insurance-Diversified - 1.2%
American International Group, Inc.	13,000	951,990
Total Financial		7,362,635

Healthcare - 8.4%
Healthcare-Biomedical/Genetic - 3.3%
Gilead Sciences, Inc.	10,000	838,400
Illumina, Inc. (a)	6,800	886,788
Vertex Pharmaceuticals, Inc. (a)	2,000	930,160
		2,655,348
Healthcare-Drug/Diversified - 2.9%
Eli Lilly & Co.	1,600	1,417,504
Pfizer, Inc.	30,000	868,200
		2,285,704
Healthcare-Instrument - 1.0%
Intuitive Surgical, Inc. (a)	1,700	835,159
		$–
Healthcare-Patient Care - 1.2%
UnitedHealth Group, Inc.	1,600	935,488
Total Healthcare		6,711,699

Retail - 16.4%
Retail-Major Chain - 4.8%
Costco Wholesale Corp.	3,000	2,659,560
Wal-Mart Stores, Inc.	15,000	1,211,250
		3,870,810
Retail-Specialty - 11.6%
Amazon.com, Inc. (a)	31,500	5,869,395
Lululemon Athletica, Inc. (a)	3,000	814,050
MercadoLibre, Inc. (a)	400	820,784
TJX Companies, Inc.	8,000	940,320
Ulta Beauty, Inc. (a)	2,200	856,064
		9,300,613
Total Retail		13,171,423

Technology – 42.8%(b)
Computer Data Storage - 6.4%
Apple, Inc.	22,000	5,126,000
		$–
Computer-Service - 2.2%
Accenture PLC - Class A	2,500	883,700
International Business Machines Corp.	4,000	884,320
		1,768,020
Computer-Software - 15.5%
Adobe Systems, Inc. (a)	1,600	828,448
Microsoft Corp.	12,000	5,163,600
Oracle Corp.	7,500	1,278,000
Palantir Technologies, Inc. - Class A (a)	52,000	1,934,400
Salesforce, Inc.	3,100	848,501
ServiceNow, Inc. (a)	1,700	1,520,463
Verisign, Inc. (a)	4,500	854,820
		12,428,232
Electronic-Semiconductor - 7.9%
Broadcom, Inc.	5,000	862,500
NVIDIA Corp.	45,000	5,464,800
		6,327,300
Internet - 9.7%
Alphabet, Inc. - Class C	33,000	5,517,270
Meta Platforms, Inc. - Class A	4,000	2,289,760
		7,807,030
Telecommunication Service - 1.1%
SBA Communications Corp.	3,800	914,660
Total Technology		34,371,242

Transportation - 1.1%
Airline - 1.1%
Southwest Airlines Co.	30,000	888,900
Total Transportation		888,900

Utility - 1.0%
Electric Power - 1.0%
Vistra Corp.	7,000	829,780
Total Utility		829,780
TOTAL COMMON STOCKS (Cost $38,378,241)		77,649,069

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%	Shares
First American Government Obligations Fund - Class X, 4.82% (c)	2,690,669	2,690,669
TOTAL SHORT-TERM INVESTMENTS (Cost $2,690,669)		2,690,669

TOTAL INVESTMENTS - 100.1% (Cost $41,068,910)		80,339,738
Liabilities in Excess of Other Assets - (0.1)%		(101,777)
TOTAL NET ASSETS - 100.0%		$80,237,961

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
As of September 30, 2024, the Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation, and intellectual property issues.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024. Industry classification provided by William O’Neil & Co., Inc.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Monetta Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

Monetta Fund

	Level 1	Level 2	Level 3	Total
Investments at Fair Value Assets:
Common Stocks	$77,649,069	$–	$–	$77,649,069
Money Market Funds	2,690,669	–	–	2,690,669
Total Investments in Securities	$80,339,738	$–	$–	$80,339,738

For the period ended September 30, 2024, there were no transfers into or out of Level 3 securities. Refer to the Schedule of Investments for industry classifications.